COMMITMENTS AND CONTINGENT LIABILITIES (Vehicle Lease) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Operating Leased Assets [Line Items]
2019	$ 1,551
2020	1,488
2021	$ 1,330
Lease Agreements [Member] | Vehicles [Member]
Operating Leased Assets [Line Items]
Lessee Leasing Arrangements, Operating Leases, Term of Contract	3 years
Monthly lease fees	$ 37